UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549



FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-825


American Growth Fund, Inc.
(exact name of registrant as specified in charter)

110 16th Street, Suite 1400
Denver, Colorado 80202
(address of principal executive offices)     (zip code)

Registrants telephone number, including area code (303) 626-0600

Date of Fiscal Year End: July 31

Date of reporting period: April 30, 2009


Robert Brody
110 16th Street, Suite 1400
Denver, CO 80202
(Name and Address of Agent for Service)

---------------------------------------------------------------------------

ITEM 1 - Schedule of Investments

American Growth Fund
April 30, 2009
(unaudited)

                                             			Market
Common Stocks 99.69%				Shares          Value


Computer & Peripherals  35.14%
	Hewlett					88,400 		3,180,632
	Cisco *					69,500 		1,342,740
	EMC corp. *				70,000 		  877,100
						-------------------------
							        5,400,472

Biotechnology  13.07%
	Amgen Inc.*				41,450 		2,009,082
						-------------------------
								2,009,082

Semiconductor  12.22%
	Intel Corp.				56,000 		  883,680
	Texas Instruments Inc.			37,000 		  668,220
	Integrated Device Tech *		60,000 		  325,800
						-------------------------
								1,877,700

Drug  11.61%
	Cephalon Inc.*				27,200 		1,784,592
						-------------------------
								1,784,592

Semiconductor Cap. Equip.  8.41%
	Novellus Systems Inc. *			40,000 		  722,400
	Applied Materials Inc.			35,000 		  427,350
	Teradyne Inc. *				24,000 		  142,560
						-------------------------
								1,292,310

Insurance Industry  3.67%
	AXA ADS.				32,824 		  563,916
						-------------------------
								  563,916

Diversified Co.  3.29%
	General Electric Co			40,000		  506,000
						-------------------------
								  506,000

Entertainment  2.60%
	Time Warner, Inc.			13,333 	 	  291,059
	Time Warner Cable *	 		3,346 	 	  107,842
						-------------------------
								  398,901

Computer Software & Svcs  2.46%
	Fair, Isaac Corp.			22,500 		  378,450
						-------------------------
								  378,450

Wireless Networking Industry  2.38%
	Network Appliance *			20,000		  366,000
						-------------------------
								  366,000

Beverage  2.26%
	Central European *			15,500		  347,200
						-------------------------
								  347,200

Railroad  0.99%
	Kansas City Southern *			10,000 		  152,500
						-------------------------
								  152,500

Hotel/Gaming  0.97%
	Scientific Games Corp. *		8,500		  148,665
						-------------------------
								  148,665

Auto & Truck  0.62%
	Oshkosh Truck Corp.			10,000 		   96,000
						-------------------------
								   96,000


Total Value Common Stocks (cost $34,597,778)	 99.69%	       15,321,788

Cash and Receivable, Less Liabilities 		  0.31%		   48,400
						-------------------------
Net Assets 					100.00%	       15,370,188
                                                =========================

* Non-income producing security during last 12 months

Gross Unrealized appreciation on Investment securities		1,973,930
Gross Unrealized depreciation on Investment securities	      (21,249,920)
                                                              ------------
Net Unrealized depreciation on Investment securities	      (19,275,990)
Cost of invesment securities for federal income
tax purposes						       34,597,778




---------------------------------------------------------------------------

ITEM 2 - Controls and Procedures


The Registrants Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrants disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrants internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrants last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal controls over financial reporting.

---------------------------------------------------------------------------

ITEM 3 - Exhibits


The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

---------------------------------------------------------------------------

SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


	American Growth Fund

	By /s/ Robert Brody
	President
	May 15, 2009

	By /s/ Timothy E. Taggart
	Treasurer and CCO
	May 15, 2009